Expense Example	Eaton Vance California Municipal Opportunities Fund Class A 1 Year	Eaton Vance California Municipal Opportunities Fund Class A 3 Years	Eaton Vance California Municipal Opportunities Fund Class A 5 Years	Eaton Vance California Municipal Opportunities Fund Class A 10 Years	Eaton Vance California Municipal Opportunities Fund Class C 1 Year	Eaton Vance California Municipal Opportunities Fund Class C 3 Years	Eaton Vance California Municipal Opportunities Fund Class C 5 Years	Eaton Vance California Municipal Opportunities Fund Class C 10 Years	Eaton Vance California Municipal Opportunities Fund Class I 1 Year	Eaton Vance California Municipal Opportunities Fund Class I 3 Years	Eaton Vance California Municipal Opportunities Fund Class I 5 Years	Eaton Vance California Municipal Opportunities Fund Class I 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class A 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class C 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class I 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 10 Years	Eaton Vance National Municipal Income Fund Class A 1 Year	Eaton Vance National Municipal Income Fund Class A 3 Years	Eaton Vance National Municipal Income Fund Class A 5 Years	Eaton Vance National Municipal Income Fund Class A 10 Years	Eaton Vance National Municipal Income Fund Class C 1 Year	Eaton Vance National Municipal Income Fund Class C 3 Years	Eaton Vance National Municipal Income Fund Class C 5 Years	Eaton Vance National Municipal Income Fund Class C 10 Years	Eaton Vance National Municipal Income Fund Class I 1 Year	Eaton Vance National Municipal Income Fund Class I 3 Years	Eaton Vance National Municipal Income Fund Class I 5 Years	Eaton Vance National Municipal Income Fund Class I 10 Years	Eaton Vance New York Municipal Income Fund Class A 1 Year	Eaton Vance New York Municipal Income Fund Class A 3 Years	Eaton Vance New York Municipal Income Fund Class A 5 Years	Eaton Vance New York Municipal Income Fund Class A 10 Years	Eaton Vance New York Municipal Income Fund Class C 1 Year	Eaton Vance New York Municipal Income Fund Class C 3 Years	Eaton Vance New York Municipal Income Fund Class C 5 Years	Eaton Vance New York Municipal Income Fund Class C 10 Years	Eaton Vance New York Municipal Income Fund Class I 1 Year	Eaton Vance New York Municipal Income Fund Class I 3 Years	Eaton Vance New York Municipal Income Fund Class I 5 Years	Eaton Vance New York Municipal Income Fund Class I 10 Years	Eaton Vance Ohio Municipal Income Fund Class A 1 Year	Eaton Vance Ohio Municipal Income Fund Class A 3 Years	Eaton Vance Ohio Municipal Income Fund Class A 5 Years	Eaton Vance Ohio Municipal Income Fund Class A 10 Years	Eaton Vance Ohio Municipal Income Fund Class C 1 Year	Eaton Vance Ohio Municipal Income Fund Class C 3 Years	Eaton Vance Ohio Municipal Income Fund Class C 5 Years	Eaton Vance Ohio Municipal Income Fund Class C 10 Years	Eaton Vance Ohio Municipal Income Fund Class I 1 Year	Eaton Vance Ohio Municipal Income Fund Class I 3 Years	Eaton Vance Ohio Municipal Income Fund Class I 5 Years	Eaton Vance Ohio Municipal Income Fund Class I 10 Years
USD ($)	399	557	728	1,225	253	474	818	1,588	51	160	280	628	405	575	760	1,294	259	493	850	1,655	62	195	340	762	395	545	707	1,179	249	462	797	1,543	47	148	258	579	413	600	802	1,385	268	520	897	1,752	70	221	384	859	415	606	812	1,408	269	523	902	1,766	73	227	395	883